Significant Accounting Policies - Key sources of estimation uncertainty (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Vessels
Annual escalation factor for operating expenses (as a percent)	1.00%
Impairment loss on vessels	$ 68,287	$ 153,669	$ 28,627
Vessels
Vessels
Tangible fixed assets and vessels under construction	$ 4,480,422	$ 4,972,283
Discount rate used to estimate future cash flows	8.40%	7.50%
Steam Vessels
Vessels
Discount rate used to estimate future cash flows	8.40%	7.50%
Number of vessels for which recoverable amount (value in use) is lower than carrying amount | item	3
Number of vessels | item	4
Impairment loss on vessels	$ 11,376